Statutory and other information - Accumulated accrued benefits(Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 4.1	€ 4.1	€ 4.1
Michael O'Leary
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 0.1	€ 0.1	€ 0.1